Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands, $ in Millions				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 01, 2024 shares	Mar. 13, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Aug. 14, 2024 USD ($)	Feb. 22, 2024 USD ($) shares
Related party transactions
Aggregate gain on directors' exercise of share options | £					£ 0	£ 8,156
Imagination Industries Ltd
Related party transactions
Services received, related party transaction | £					42		£ 42
Amount outstanding | £					£ 21	£ 0
Board of directors
Related party transactions
Number of share options and restricted stock units awarded | shares					322,469
Stuart Simpson | Issuance of share options and restricted stock units
Related party transactions
Number of share options awarded | shares		2,000,000
Imagination Aero
Related party transactions
Gross proceeds from issuance of shares and warrants			$ 25
Imagination Aero | Maximum
Related party transactions
Investment commitment by related party									$ 50
Number of warrants to be issued | shares									50,000,000
Imagination Aero | Equity investment by related party | Forecast
Related party transactions
Period after which agreement falls due	10 days
Imagination Aero | Equity investment by related party | Maximum
Related party transactions
Investment commitment by related party								$ 25
Imagination Aero | Equity investment by related party | Maximum | Forecast
Related party transactions
Proceeds received				$ 25